Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
PF Floating Rate Loan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PF Floating Rate Loan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser has agreed to waive 0.10% of its management fee through 7/31/2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior notice to the investment adviser, or (iii) if the sub-advisory agreement with Eaton Vance Investment Managers is terminated.

		The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2017, and 0.30% from 8/1/2017 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2016, the portfolio turnover rate was 47% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver and expense reimbursement (expense limitation), which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, this Fund invests at least 80% of its assets in floating rate loans. Floating rate loans are those with interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates. Borrowers may include corporations, partnerships and other entities that operate in a variety of industries and geographic regions. Floating rate loans in which the Fund invests include senior loans of domestic and foreign borrowers. Senior loans are debt instruments that may have a right to payment that is senior to most other debts of the borrowers. The Fund may invest in participations in senior loans, may purchase assignments of portions of senior loans from third parties and may act as one of the group of lenders originating a senior loan. Generally, senior floating rate loans are secured by specific assets of the borrower. However, the Fund may invest up to 20% of its assets in senior loans that are not secured by any collateral.

The Fund is expected to invest substantially all of its assets in senior loans and other debt instruments that are rated non-investment grade (high yield/high risk, sometimes called "junk bonds") or if unrated, are of comparable quality as determined by the sub-adviser. Such instruments include those that may be stressed, distressed or in default. The sub-adviser seeks to invest in a portfolio of loans that it believes will be less volatile over time than the general loan market. The sub-adviser seeks to maintain broad borrower and industry diversification among the Fund's senior loans.

Subject to other limitations described above, the Fund may invest up to 25% of its assets in foreign senior loans and foreign securities.

The Fund may invest up to 20% (in the aggregate) of its assets (including assets maintained by the Fund as a reserve against any additional loan commitments) in (i) investment grade debt securities and/or investment grade short-term debt securities with remaining maturities of one year or less, including money market securities; (ii) warrants and equity securities in connection with the Fund's investments in senior loans or other debt instruments; (iii) senior loans, of which the interest rates are fixed and do not float or vary periodically based upon a benchmark indicator, a specified adjustment schedule or prevailing interest rates and subordinated bridge loans; (iv) secured and unsecured subordinated loans; (v) second lien and third lien loans; (vi) senior secured bonds, senior unsecured bonds and unsecured or subordinated bonds, all of varying qualities and maturities, and all which may be fixed or floating rate; (vii) other floating rate debt instruments, such as notes and asset backed securities (including special purpose trusts investing in bank loans); and (viii) loans or other debt instruments that pay-in-kind or "PIK", which are loans or other debt instruments that pay interest through the issuance of additional securities.

		When selecting an investment, the sub-adviser seeks to implement a systematic risk-weighted approach that utilizes a fundamental analysis of risk/return characteristics. An investment may be sold if, in the opinion of the sub-adviser, the risk/return profile deteriorates or to pursue more attractive investment opportunities. The sub-adviser considers preservation of capital in its investment decisions when consistent with the Fund's investment goal.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager's judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund's performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due ("default"). Defaults may potentially reduce the Fund's income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition or removal of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund's investments in that foreign currency and investments denominated in that foreign currency.
  Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.
  Floating Rate Loan Risk: Floating rate loans (or bank loans) are usually rated below investment grade and thus are subject to high yield/high risk or "junk" securities risk. The market for floating rate loans is a private interbank resale market and thus may be subject to irregular trading activity, wide bid/ask spreads and delayed settlement periods, which may result in cash proceeds not being immediately available to the Fund. As a result, the Fund may be subject to greater liquidity risk than a Fund that does not invest in floating rate loans. Investments in floating rate loans are typically in the form of a participation or assignment. Loan participations typically represent direct participation in a loan to a borrower, and generally are offered by financial institutions or lending syndicates. Investors in a loan participation may participate in such syndications, or buy part of a loan, becoming a part lender. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with the financial intermediary that syndicated the loan. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Declines in interest rates may increase borrowers' prepayments of debt obligations and require the Fund to reinvest these assets at lower yields which could reduce returns. In addition, the floating rate feature of loans means that floating rate loans will not generally experience capital appreciation in a declining interest rate environment.

  Although the overall size and number of participants in the market for floating rate loans (or bank loans) has grown over the past decade, floating rate loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of floating rate loans are generally subject to contractual restrictions that must be satisfied before a floating rate loan can be bought or sold. These restrictions may impede the Fund's ability to buy or sell floating rate loans, negatively impact the transaction price, and impede the Fund's ability to timely vote or otherwise act with respect to floating rate loans. As a result, it may take longer than seven days for transactions in floating rate loans to settle, which may make it more difficult for the Fund to raise cash to pay investors when they redeem their shares in the Fund. The Fund may be adversely affected by having to sell other investments at an unfavorable time and/or under unfavorable conditions, hold cash, temporarily borrow from banks or other lenders or take other actions to meet short-term liquidity needs in order to satisfy redemption requests from Fund shareholders.

  U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. However, it is unclear whether these protections are available to an investment in a loan, which may not be deemed to be a security in certain circumstances and, as a result, could increase the risk of investing in loans.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  High Yield/High Risk or "Junk" Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Many factors can cause interest rates to rise, such as central bank monetary policies, inflation rates, general economic conditions and expectations about the foregoing. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt instruments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer's goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund's performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund's value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

		Performance reflects the fee waiver and expense limitation that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q2 2009: 11.24%; Q3 2011: (2.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	(b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
PF Floating Rate Loan Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[3]
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	303
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,228
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	303
5 years	rr_ExpenseExampleNoRedemptionYear05	542
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,228
2009	rr_AnnualReturn2009	32.43%	[4]
2010	rr_AnnualReturn2010	7.52%	[4]
2011	rr_AnnualReturn2011	2.23%	[4]
2012	rr_AnnualReturn2012	7.73%	[4]
2013	rr_AnnualReturn2013	4.82%	[4]
2014	rr_AnnualReturn2014	0.42%	[4]
2015	rr_AnnualReturn2015	(2.22%)	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	Class P return for the period 1/1/16 through 6/30/16:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.66%)
Label	rr_AverageAnnualReturnLabel	Class P (incepted June 30, 2008)
1 year	rr_AverageAnnualReturnYear01	(2.22%)
5 years	rr_AverageAnnualReturnYear05	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
PF Floating Rate Loan Fund | (after taxes on distributions) | Class P
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.40%)
5 years	rr_AverageAnnualReturnYear05	0.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
PF Floating Rate Loan Fund | (after taxes on distributions and sale of Fund shares) | Class P
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.26%)
5 years	rr_AverageAnnualReturnYear05	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
PF Floating Rate Loan Fund | S&P/LSTA Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P/LSTA Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(0.69%)
5 years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%

[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2017, and 0.30% from 8/1/2017 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[2]	The investment adviser has agreed to waive 0.10% of its management fee through 7/31/2017. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior notice to the investment adviser, or (iii) if the sub-advisory agreement with Eaton Vance Investment Managers is terminated.
[3]	after Fee Waiver and Expense Reimbursement
[4]	Class P return for the period 1/1/16 through 6/30/16: 4.79%